Stockholders' Equity/Deficit - Additional Information (Detail)						1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	May 26, 2020 shares	Jan. 28, 2020 USD ($)	Jan. 24, 2019 shares	Aug. 02, 2018 USD ($)	Aug. 31, 2017 shares	Jul. 31, 2020 USD ($) $ / shares shares	May 31, 2020 shares	Aug. 31, 2019 USD ($) shares	Apr. 30, 2019 shares	May 31, 2017 USD ($) $ / shares shares	Jul. 31, 2013 $ / shares shares	Sep. 30, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 18, 2017 shares	Dec. 31, 2016 $ / shares shares
Class Of Stock [Line Items]
Net proceeds from the issuance of common stock | $														$ 1,337,000
Convertible preferred stock, shares issued												0		0		5,046,154
Stock issued upon conversion | $														$ 39,070,000
Warrants to purchase common stock												4,929		4,929
Stock-based compensation | $												$ 125,000	$ 115,000	$ 456,000	$ 329,000	$ 438,000	$ 326,000
Unrecognized compensation expense | $												1,500,000		$ 1,500,000
Weighted-average vesting term														4 years
General and Administrative [Member]
Class Of Stock [Line Items]
Stock-based compensation | $												$ 126,000	$ 97,000	$ 432,000	$ 272,000
Private Histogen [Member]
Class Of Stock [Line Items]
Convertible preferred stock shares converted into shares of common stock												5,046,154		5,046,154
Stock Options [Member] | Chief Executive Officer [Member]
Class Of Stock [Line Items]
Stock option plans, remaining vesting period			36 months
Stock options issued			485,178
Vesting term														In accordance with the original award agreement, 40% of the options would vest immediately upon an initial public offering or 45 days following a change in control, as defined in the award agreement, while the remaining 60% are subject to vesting, of which 25% vest on the first anniversary of the grant date and then ratably over the remaining 36 months.		In accordance with the original award agreement, 40% of the options would vest immediately upon an initial public offering or 45 days following a change in control, as defined in the award agreement, while the remaining 60% are subject to vesting, of which 25% vest on the first anniversary of the grant date and then ratably over the remaining 36 months.
Liquidity Option Shares [Member]
Class Of Stock [Line Items]
Stock option plans, remaining vesting period		12 months
Number of fully vested options	48,517
Stock option plans, percentage of options vested		25.00%
Vesting term														The vesting of the Liquidity Option Shares is divided into four separate tranches, each vesting 25% of the Liquidity Option Shares, upon: (1) the closing of the proposed merger with Conatus; (2) the date that the market capitalization of the Company exceeds $200.0 million; (3) the date that the market capitalization of the Company exceeds $275.0 million, and; (4) the date that the market capitalization of the Company exceeds $300.0 million. Each vesting tranche represents a unique derived service period and therefore stock-based compensation expense for each vesting tranche is recognized on a straight-line basis over its respective derived service period. Additionally, in the event that the Chief Executive Officer’s employment with the Company is terminated without cause or he resigns for good reason, an additional portion of the stock options award will vest equal to the number of such options which would have vested in the 12 months following the date of such termination.		The vesting of the Liquidity Option Shares is divided into four separate tranches, each vesting 25% of the Liquidity Option Shares, upon: (1) the closing of the proposed merger with Conatus; (2) the date that the market capitalization of the Company exceeds $200.0 million; (3) the date that the market capitalization of the Company exceeds $275.0 million, and; (4) the date that the market capitalization of the Company exceeds $300.0 million. Each vesting tranche represents a unique derived service period and therefore stock-based compensation expense for each vesting tranche is recognized on a straight-line basis over its respective derived service period. Additionally, in the event that the Chief Executive Officer’s employment with the Company is terminated without cause or he resigns for good reason, an additional portion of the stock options award will vest equal to the number of such options which would have vested in the 12 months following the date of such termination.
Performance and Market Based Options [Member] | General and Administrative [Member]
Class Of Stock [Line Items]
Stock-based compensation | $												$ 20,000		$ 100,000
Market Condition-Based Options [Member]
Class Of Stock [Line Items]
Unrecognized compensation expense | $												$ 400,000		$ 400,000
Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued												0		0
Convertible preferred stock, dividend rate percentage														6.00%
Preferred stock, voting rights description														The holders of each series of preferred stock were entitled to one vote for each share of common stock into which such preferred stock could then be converted; and with respect to such vote, such holders shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock.
Number of vote entitled for each share of common stock | Vote												1		1
Convertible Preferred Stock Series B [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued													16,413		16,413
Convertible preferred stock, liquidation preferences per share | $ / shares													$ 6.97		$ 6.97
Common stock, price per share | $ / shares																$ 1.00	$ 1.00
Convertible Preferred Stock Series D [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued													216,468		216,468
Convertible preferred stock, liquidation preferences per share | $ / shares												$ 10.46	$ 10.46	$ 10.46	$ 10.46	1.50
Common stock, price per share | $ / shares																1.50	$ 1.50
Convertible Preferred Stock Series A, B and C [Member]
Class Of Stock [Line Items]
Convertible preferred stock, liquidation preferences per share | $ / shares												6.97		$ 6.97		$ 1.00
2017 Plan [Member]
Class Of Stock [Line Items]
Number of common stock shares authorized to issue																			837,208
Common stock reserved for issuance to employees, nonemployee directors and consultants									326,711
Stock option plans, remaining vesting period									4 years
Expiration period									10 years
Stock options issued	0
2020 Stock Plan [Member]
Class Of Stock [Line Items]
Number of common stock shares authorized to issue							850,000
Expiration period							10 years
Percentage of outstanding shares of common stock							5.00%
Conatus 2013 Plan [Member]
Class Of Stock [Line Items]
Stock options issued							0
Number of fully vested options														116,091
Weighted average exercise price of fully vested options | $ / shares														$ 37.59
Share-based Payment Arrangement, Tranche One [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Class Of Stock [Line Items]
Stock option plans, percentage of options vested			40.00%
Remaining vesting percentage			25.00%
Share-based Payment Arrangement, Tranche One [Member] | Liquidity Option Shares [Member]
Class Of Stock [Line Items]
Stock option plans, percentage of options vested		40.00%
Share-based Payment Arrangement, Tranche Two [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Class Of Stock [Line Items]
Stock option plans, percentage of options vested			60.00%
Share-based Payment Arrangement, Tranche Two [Member] | Liquidity Option Shares [Member]
Class Of Stock [Line Items]
Minimum market capitalization amount required for vesting | $		$ 200,000,000
Share-based Payment Arrangement, Tranche Three [Member] | Liquidity Option Shares [Member]
Class Of Stock [Line Items]
Minimum market capitalization amount required for vesting | $		275,000,000
Sharebased Compensation Award Tranche Four [Member] | Liquidity Option Shares [Member]
Class Of Stock [Line Items]
Minimum market capitalization amount required for vesting | $		$ 300,000,000
Maximum [Member] | Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Stock conversion ratio														1
Minimum [Member] | Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Stock issued upon conversion | $														$ 20,000,000
Stock conversion price per share | $ / shares												$ 31.38		$ 31.38
Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares issued												675,480	16,158	675,480	21,885	152,594
Stock issued upon conversion | $														$ 1,000
Warrants to purchase common stock												1,346		1,346
Exercise price of warrant per share | $ / shares												$ 74.30		$ 74.30						$ 23.08
Warrant expiration date												Jul. 03, 2023		Jul. 03, 2023						Jul. 31, 2021
Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Warrants to purchase common stock																				3,583
Predecessor Company [Member]
Class Of Stock [Line Items]
Net proceeds from the issuance of common stock | $										$ 30,600,000								$ 30,610,000
Stock issued upon conversion | $																	$ 13,729,000
Warrants to purchase common stock																1,000	1,000
Stock-based compensation | $																$ 4,200,000	$ 3,800,000	4,100,000
Unrecognized compensation expense | $																$ 27,000
Weighted-average vesting term																10 months 24 days
Payment for repurchase of common stock | $										$ 11,200,000								$ 11,203,000
Total remaining options available for future grant																395,000	84,000
Stock options granted to purchase common stock																172,000	94,000	173,000
Weighted-average fair value of options granted | $ / shares																$ 18.40	$ 39.30	$ 37.90
Total intrinsic value of stock options exercised | $																$ 0	$ 600,000	$ 300,000
Intrinsic value of options outstanding | $																16,000
Intrinsic value of options exercisable | $																1,000
Predecessor Company [Member] | Employment Inducement Award [Member]
Class Of Stock [Line Items]
Stock options granted to purchase common stock					52,500
Predecessor Company [Member] | Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Unrecognized compensation expense | $																$ 2,100,000
Weighted-average vesting term																7 months 6 days
Number of shares granted																160,000
Predecessor Company [Member] | 2006 Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for issuance to employees, nonemployee directors and consultants																103,030
Predecessor Company [Member] | 2013 Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for issuance to employees, nonemployee directors and consultants											100,000
Stock option plans, remaining vesting period											3 years
Expiration period											10 years
Percentage of outstanding shares of common stock											5.00%
Total remaining options available for future grant																395,143
Predecessor Company [Member] | One-Time Option Exchange [Member]
Class Of Stock [Line Items]
Stock options exchange description																The participants received one new RSU for every two stock options tendered for exchange.
Number of stock options exchanged								320,036
Additional stock compensation expense expected service term								1 year
Predecessor Company [Member] | One-Time Option Exchange [Member] | Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Stock option plans, remaining vesting period								1 year
Number of shares granted								160,017
Incremental value of the modifications | $								$ 100,000
Predecessor Company [Member] | Share-based Payment Arrangement, Tranche One [Member] | 2013 Plan [Member]
Class Of Stock [Line Items]
Stock option plans, percentage of options vested											25.00%
Predecessor Company [Member] | Employee Stock [Member]
Class Of Stock [Line Items]
Lower fair market value of purchase price share											85.00%
Outstanding liability | $																$ 0	$ 28,936	$ 16,367
Predecessor Company [Member] | 2013 Warrants [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Warrant exercisable to purchase shares											1,124,026
Predecessor Company [Member] | 2013 Warrants [Member] | Convertible promissory notes [Member]
Class Of Stock [Line Items]
Warrant expiration date											May 30, 2018
Predecessor Company [Member] | 2013 Warrants [Member] | Convertible promissory notes [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Exercise price of warrant per share | $ / shares											$ 0.90
Predecessor Company [Member] | Lender Warrants [Member] | Convertible promissory notes [Member]
Class Of Stock [Line Items]
Warrant expiration date											Jul. 03, 2023
Predecessor Company [Member] | Lender Warrants [Member] | Term Loan One [Member] | Series B Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Exercise price of warrant per share | $ / shares											$ 0.90
Warrant expiration date											Jul. 03, 2023
Warrant issued											111,112
Predecessor Company [Member] | Maximum [Member] | Employee Stock [Member]
Class Of Stock [Line Items]
Employee stock purchase plan, employees contribution											20.00%
Predecessor Company [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Common stock shares issued										598,000								598,000
Common stock, price per share | $ / shares										$ 55.00
Shares repurchased and retired under stock purchase agreement										216,863
Shares repurchased and retired price per share | $ / shares										$ 51.70
Common stock issued																1,000	4,000	2,000
Predecessor Company [Member] | Common Stock [Member] | Employee Stock [Member]
Class Of Stock [Line Items]
Common stock issued																536	3,629	2,430
Predecessor Company [Member] | Common Stock [Member] | 2013 Warrants [Member] | Post IPO [Member] | Convertible promissory notes [Member]
Class Of Stock [Line Items]
Warrants exercisable											13,623
Predecessor Company [Member] | Common Stock [Member] | Lender Warrants [Member] | Convertible promissory notes [Member]
Class Of Stock [Line Items]
Exercise price of warrant per share | $ / shares											$ 74.30
Warrants exercisable											1,346
Sales Agreement with Stifel [Member]
Class Of Stock [Line Items]
Number of shares sold under sales agreement						0
Sales Agreement with Stifel [Member] | Maximum [Member]
Class Of Stock [Line Items]
Aggregate value of common shares that can be sold | $												$ 35,000,000		$ 35,000,000
Sales Agreement with Stifel [Member] | Predecessor Company [Member]
Class Of Stock [Line Items]
Number of shares sold under sales agreement																0
Sales Agreement with Stifel [Member] | Predecessor Company [Member] | Maximum [Member]
Class Of Stock [Line Items]
Common stock, value of shares issued | $				$ 35,000,000
Percentage of commission of gross sales price per share				3.00%
Common Stock Purchase Agreement with Lincoln Park [Member]
Class Of Stock [Line Items]
Aggregate dollar value of share purchase commitment | $						$ 10,000,000
Long-term purchase commitment, period						24 months
Number of common stock shares sold						328,516						280,000		280,000
Sale of common stock price per share | $ / shares						$ 3.04399
Net proceeds from the issuance of common stock | $						$ 1,000,000						$ 300,000		$ 300,000
Remaining available for sale common stock shares maximum committed purchase amount | $						$ 8,500,000								$ 8,500,000
Common stock shares issued						66,964
PUR Settlement [Member] | Convertible Preferred Stock Series D [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued													167,323		167,323
Convertible preferred stock, liquidation preferences per share | $ / shares													$ 10.46		$ 10.46